Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

8. Goodwill and Intangible Assets

As of December 31, the gross and net amounts of acquired intangible assets were as follows:

Goodwill	Strategic Marketing Services	Performance Marketing Services	Total
Balance of December 31, 2009	$248,114	$53,518	$301,632
Acquired goodwill	78,147	132,497	210,644
Goodwill impairment	(942)	—	(942)
Foreign currency translation	1,658	1,496	3,154
Balance as of December 31, 2010	$326,977	$187,511	$514,488
Acquired goodwill	61,944	23,763	85,707
Acquisition purchase price adjustments	1,458	5,549	7,007
Foreign currency translation	(854)	(1,104)	(1,958)
Balance as of December 31, 2011	$389,525	$215,719	$605,244

	For the Year Ended December 31,
	2011	2010
Intangibles:
Trademarks (indefinite life)	$17,780	$17,780
Customer relationships – gross	$79,154	$68,603
Less accumulated amortization	(44,803)	(26,517)
Customer relationships – net	$34,351	$42,086
Other intangibles – gross	$16,202	$16,926
Less accumulated amortization	(10,353)	(9,659)
Other intangibles – net	$5,849	$7,267
Total intangible assets	$113,136	$103,309
Less accumulated amortization	(55,156)	(36,176)
Total intangible assets – net	$57,980	$67,133

See Note 4 for Accounting for Business Combinations.

During 2010, the Company recorded a goodwill impairment charge of $942, which consists of $710 relating to Fearless and $232 relating to Zig US. Fearless was a start up company that the Company discontinued in June 2010. Zig US’s business operations have been treated as discontinued as of September 30, 2010.

The total accumulated impairment charges totaled $24,845 through December 31, 2011.

The weighted average amortization periods for customer relationships are 5 years and other intangible assets are 6 years. In total, the weighted average amortization period is 5 years. The amortization expense of amortizable intangible assets for the year ended December 31, 2011, was $22,510 (2010 — $17,631; 2009 — $17,968) the estimated amortization expense for the five succeeding years is:

Year	Amortization
2012	$18,694
2013	$10,217
2014	$6,888
2015	$3,835
2016	$566